Redeemable Convertible Preferred Stock	12 Months Ended
Dec. 31, 2018
Redeemable Convertible Preferred Stock

7. Redeemable Convertible Preferred Stock

In June 2018, the Company effected a one-for-2.58398 reverse stock split of its issued and outstanding shares of common stock and a proportional adjustment to the existing conversion ratios for each series of the Company’s redeemable convertible preferred stock (“Preferred Stock”). Accordingly, all share and per share amounts for all periods presented in the accompanying consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect this reverse stock split and adjustment of the preferred stock conversion ratios.

As of December 31, 2017, the Company’s certificate of incorporation, as amended and restated (the “Certificate of Incorporation”), authorized the Company to issue 49,178,527 shares of $0.001 par value preferred stock, of which 35,663,974 shares were designated as Series A Preferred Stock and 13,514,553 shares were designated as Series B redeemable convertible preferred stock (the “Series B Preferred Stock”). In April 2018, in connection with the sale of Series C redeemable convertible preferred stock (the “Series C Preferred Stock”), the Company’s Certificate of Incorporation was amended and restated to authorize the Company to issue 11,226,000 shares of Series C Preferred Stock. The Series A Preferred Stock, Series B Preferred Stock and Series C Preferred Stock are collectively referred to as the “Preferred Stock”.

Series A Preferred Stock Purchase Agreement

In November 2016, the Company entered into a Series A Preferred Stock purchase agreement and issued 17,718,974 shares of Series A Preferred Stock at $1.00 per share for gross proceeds of $10.6 million and the conversion of principal and accrued interest of $7.2 million on convertible promissory notes (see Note 6). Cash proceeds of $6.3 million were received in January 2017. The Company incurred issuance costs of $0.1 million in connection with the issuance and sale of the Series A Preferred Stock.

The Series A Preferred Stock purchase agreement obligated the Company to sell and the Purchasers (as defined) to purchase at $1.00 per share an aggregate of 15,445,000 shares of Series A Preferred Stock at a subsequent closing (the “First Subsequent Closing”) and at the Company’s sole discretion an aggregate of 15,500,000 shares of Series A Preferred Stock at a second subsequent closing (the “Second Subsequent Closing”), upon the achievement or waiver of certain milestones. In April 2017, in connection with the First Subsequent Closing and the waiver of the applicable milestones, the Company received gross proceeds of $15.4 million for the issuance and sale of 15,445,000 shares of Series A Preferred Stock. The Company determined that the future tranche obligations of the Series A Preferred Stock purchase agreement did not meet the definition of a freestanding financial instrument because, while separately exercisable, it was not legally detachable. Further, the Company determined that the embedded future tranche obligation did not require bifurcation for accounting purposes as it was clearly and closely related to the economic characteristics and risks of the initial preferred shares and would not meet the definition of a derivative on a standalone basis. There was no Second Subsequent Closing.

Series B Preferred Stock Purchase Agreement

In April 2017, the Company entered into a Series B Preferred Stock purchase agreement and issued and sold 12,871,003 shares of Series B Preferred Stock at $3.8847 per share for gross proceeds of $50.0 million in two separate closings. The Company incurred issuance costs of $0.2 million in connection with the issuance and sale of the Series B Preferred Stock.

Series C Preferred Stock Purchase Agreement

In April 2018, the Company entered into a Series C Preferred Stock purchase agreement, pursuant to which the Company issued and sold 11,223,102 shares of Series C redeemable convertible Preferred Stock at a price of $4.66 per share for total gross proceeds of $52.3 million.

Issuance of Preferred Stock for License

In consideration for the grant of rights to the Company pursuant to a license agreement between the Company and Novartis International Pharmaceutical Ltd., (“Novartis”), dated April 3, 2017 (see Note 11), the Company issued 2,500,000 shares of Series A Preferred Stock and 643,550 shares of Series B Preferred Stock to Novartis.

Upon issuance of each class of Preferred Stock the Company assessed the embedded conversion and liquidation features of the securities and determined that such features did not require the Company to separately account for these features. The Company also concluded that no beneficial conversion feature existed upon the issuance date of each class of Preferred Stock. As of December 31, 2017, the Preferred Stock consisted of the following (in thousands, except share amounts):

	December 31, 2017
	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series A Preferred Stock	35,663,974	35,663,974	$39,939	$35,664	13,801,936
Series B Preferred Stock	13,514,553	13,514,553	52,500	52,500	5,230,130

	49,178,527	49,178,527	$92,439	$88,164	19,032,066

Upon closing of the IPO in June 2018, all of the outstanding shares of Preferred Stock, including the shares of Series C Preferred Stock issued in April 2018, were converted into 23,375,405 shares of common stock. Prior to the conversion, the holders of the Preferred Stock had the following rights and preferences:

Voting Rights

The holders of Preferred Stock were entitled to vote, together with the holders of common stock, on all matters submitted to stockholders for a vote. Each preferred stockholder was entitled to the number of votes equal to the number of shares of common stock into which each Preferred Stock was convertible at the time of such vote.

Dividends

There were no stated dividends on the Preferred Stock.

At the time of issuance, the holders of Series A Preferred Stock were entitled to receive cumulative dividends at an annual rate of 8% of the Original Issue Price (as described below). However, in connection with the Series B Preferred Stock financing in April 2017, holders of Series A Preferred Stock waived their right to dividends. During the years ended December 31, 2017 and 2016, the Company accrued dividends of $0.4 million and $0.2 million, respectively, and recorded an increase to the carrying value of the Series A Preferred Stock with an offset to additional paid in capital. In April 2017, in connection with the elimination of dividends on the Series A Preferred Stock, the Company reduced the carrying value of the Series A Preferred Stock by $0.6 million with an offset to additional paid in capital.

The Company may not declare, pay or set aside any dividends on shares of any other class or series of capital stock of the Company unless the holders of Preferred Stock then outstanding shall first receive, or simultaneously receive, dividends on each outstanding share of Preferred Stock. To date, no dividends had been approved or paid.

Liquidation

In the event of any liquidation, dissolution or winding up of the Company or Liquidating Event (as described below), the holders of Preferred Stock then outstanding were entitled, on a pari passu basis, to be paid out of the assets of the Company prior to any payments made to the holders of common stock by reason of their ownership thereof, an amount per share equal to the greater of the Original Issue Price (as described below) plus any dividends declared but unpaid or such amount per share as would have been payable had all shares of Preferred Stock been converted into common stock. If upon liquidation the assets of the Company available for distribution to its stockholders were insufficient to pay the holders of Preferred Stock the full amount, the holders of the shares of Preferred Stock would share ratably in any distribution in proportion to the respective amount of Preferred Stock.

Upon completion of the liquidation preference distribution to the holders of Preferred Stock, the remaining assets of the Company would be distributed among holders of common stock, pro rata, based on the number of shares held by each such holder. Unless the holders of a majority of the outstanding Preferred Stock, voting together as a single class, and in certain circumstances, holders of a majority of the outstanding Series B Preferred Stock, voting as a separate class, elect otherwise, Liquidating Event would include a merger or consolidation (other than one in which shareholders of the Company own a majority of the voting power of the outstanding shares of the surviving or acquiring corporation) or a sale, lease, transfer, exclusive license or other disposition of all or substantially all of the assets of the Company.

Conversion

Each share of Preferred Stock was convertible at the option of the stockholder at any time without the payment of additional consideration by the holder thereof, into a number of shares of common stock at the applicable conversion ratio determined by dividing the Original Issue Price by the Conversion Price of each series. The Original Issue Price was $1.00 per share for Series A Preferred Stock, $3.8847 per share for Series B Preferred Stock and $4.66 per share for Series C Preferred Stock. The Conversion Price is $2.58398 per share for Series A Preferred Stock, $10.03799 per share for Series B Preferred Stock and $12.04135 per share for Series C Preferred Stock, subject to appropriate adjustment in the event of any stock split, stock dividend, combination or other similar recapitalization and other adjustments as set forth in the Company’s certificate of incorporation, as amended and restated.

Each share of Preferred Stock automatically converts into shares of common stock at the then effective conversion ratio (i) upon the closing of an initial public offering with proceeds to the Company of at least $50.0 million, after deducting underwriting discounts and commissions or (ii) upon the vote or written consent of the holders of a majority of the then outstanding shares of the Preferred Stock, voting together as a single class, and holders of a majority of the outstanding Series B Preferred Stock, voting as a separate class.

As of December 31, 2017, all outstanding shares of Preferred Stock were convertible into shares of common stock on a 2.58398-for-one basis.

Redemption Rights

On or after the fifth anniversary of the Series C original issue date, or April 2, 2023, shares of the Preferred Stock were subject to mandatory redemption by the Company in three equal annual installments beginning 60 days after receipt of a notice of redemption from the holders of a majority of the voting power of the holders of the outstanding Preferred Stock, voting as a single class. As of December 31, 2017, the redemption price for the Preferred Stock was equal to the Original Issuance Price per share, plus any accruing dividends accrued but unpaid therein.

Reissuance

Shares of any Preferred Stock that were redeemed or converted will be retired or canceled and may not be reissued by the Company.